Note 10 - Investment in Juanicipio - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Interest earned, net of interest contributed to Investment in Juanicipio		$ (630)	$ (174)
Cash contributions and advances to Juanicipio (Note 18) (1)	[1]	8,140	73,524
Total for the year		6,465	72,828
Income from equity accounted Investment in Juanicipio (2)	[2]	40,767	15,686
Balance, beginning of year		291,084	202,570
Balance, end of year		338,316	291,084
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Juanicipio Project oversight expenditures incurred 100% by MAG		719	620
Interest earned, net of interest contributed to Investment in Juanicipio		(2,394)	$ (1,316)
Cash contributions and advances to Juanicipio (Note 18) (1)		$ 104,653

[1]	A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans. The majority of the interest accrued within Juanicipio was capitalized to ‘Mineral interests, plant and equipment’ and as a result capitalized interest recorded by the Company on the loan totaling $2,992 for the year ended December 31, 2022 ( December 31, 2021: $1,316) was credited to the Investment in Juanicipio account as an eliminating related party entry (Note 18). Offsetting this amount in the year ended December 31, 2022, was interest receivable of $419 ( December 31, 2021: nil) which was converted into additional shareholder loans and $179 ( December 31, 2021: nil) which was converted into additional shareholder capital. In addition, during the year ended December 31, 2022, $3,564 of interest payments were received from Juanicipio ( December 31, 2021: [nil]).
[2]	Represents the Company’s 44% share of Juanicipio's net income for the period, as determined by the Company.